Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases
15. Leases
Right-of-use
assets

	Property $m	Other $m	Total $m
Cost
At 1 January 2018	740	10	750

Additions and other re-measurements	19	1	20

Acquisition of businesses (note 11)	51	—	51

Terminations	(8)	(6)	(14)

Exchange and other adjustments	(10)	—	(10)

At 31 December 2018	792	5	797

Additions and other re-measurements	39	1	40

Acquisition of businesses (note 11)	25	—	25
Transfers to assets classified as held for sale (note 12)	(23)	—	(23)

Terminations	(15)	(1)	(16)

Exchange and other adjustments	4	—	4

At 31 December 2019	822	5	827

Depreciation and impairment

At 1 January 2018	(257)	(7)	(264)

Provided	(34)	(1)	(35)

System Fund expense	(4)	—	(4)

Terminations	8	6	14

Exchange and other adjustments	5	—	5

At 31 December 2018	(282)	(2)	(284)

Provided	(37)	(1)	(38)

System Fund expense	(5)	—	(5)
Impairment charge	(32)	—	(32)
Transfers to assets classified as held for sale (note 12)	8	—	8

Terminations	14	1	15

Exchange and other adjustments	(1)	—	(1)

At 31 December 2019	(335)	(2)	(337)

Net book value

At 31 December 2019	487	3	490

At 31 December 2018	510	3	513

At 1 January 2018	483	3	486

The Group’s leased assets mainly comprise hotels and offices. Leases contain a wide range of different terms and conditions. The term of property leases ranges from
1-99
years. The weighted average lease term remaining on the Group’s
t
op
 ten leases (which comprise 91% of the
right-of-use
asset net book value
) is 42 years.
Many of the Group’s property leases contain extension or early termination options, which are used for operational flexibility. Two of the Group’s top ten
leases contain material extension options which are not included in the calculation of the lease asset and liability as neither
of these extensions would take effect before 2031. The value of the undiscounted rental payments relating to these two leases and not included in the value of the lease asset and liability is
$525m.
Lease liabilities
Total lease liabilities are analysed as follows:

Denominated in the following currencies:	2019 $m	2018 $m
US d ollars	514	528

Sterling	52	61

Euros	43	29

Other	51	52

	660	670
Analysed as:
Current	65	55
Non-current	595	615
	660	670

Amounts recognised in profit or loss
The following amounts were recognised as expense/(income) in the year:

	2019 $m	2018 $m	2017 $m
Depreciation of right-of-use assets	38	35	34

System Fund depreciation of right-of-use assets	5	4	5

Expense relating to variable lease payments	58	48	30
Expense relating to short-term leases and low-value assets	3	3	2

Income from sub-leasing right-of-use assets	(2)	(2)	(2)

Impairment charge	32	—	—
Recognised in operating profit	134	88	69
Interest on lease liabilities	41	39	39
Total recognised in the Group income statement	175	127	108
Amounts recognised in the
Group
statement of cash flows
As restated for IFRS 16, total cash paid during the year relating to leases of $159m (2018: $132m, 2017: $87m) comprises $100m (2018: $97m, 2017: $62m) paid in respect of operating activities and $59m (2018: $35m
,

2017: $25m
) paid in respect of financing activities.
Variable lease payments
Variable lease payments are payable under certain of the Group’s hotel leases and arise where the Group is committed to making additional lease payments that are contingent on the performance of the hotels
.
The UK portfolio and two German hotel leases include variable lease payments where rentals are linked to the performance of the hotels by way of reductions in rentals in the event that lower than target cash flows are generated by the hotels. In the event that rent reductions are not applicable, the Group’s exposure to this type of rental payment in excess of amounts reflected in the measurement of lease liabilities is as follows:

•	UK portfolio: £46m per annum over the remaining lease term of 24 years,

•	German hotels: €16m per annum over the next six years and €10m per annum for the next 24 years thereafter .
Additional rentals, which are uncapped, are also payable in respect of these hotels and are calculated as a percentage of the profit earned by the hotels.
The UK and German leases also contain guarantees that the Group will fund any shortfalls in lease payments up to annual and cumulative caps. There are a limited number of options for the Group to top up the guaranteed amount in the event the guarantee is utilised beyond a certain level. Although there are scenarios in which rent reductions would apply such that no rent would be payable, management consider the likelihood of these occurring to be remote. As such, the cumulative guaranteed amount is judged to be an
‘in-substance
fixed’ lease payment and therefore recognised as a
right-of-use
asset and corresponding lease liability. The
right-of-use
asset is depreciated over the lease term and the lease liability is reduced by the amount of rental payments under the guarantee. During the year, total depreciation of $3m (2018: $2m
, 2017: $1m) was
charged to the income statement and total lease payments of $26m (2018: $3m) were charged against the lease liability.
The
right-of-use
asset relating to the UK portfolio was impaired
by $32m

during the year (see note 13) and rental payments
of $17m (2018: $3m)
were charged against the lease liability in respect of this portfolio.
Exposure to future cash outflows
At 31 December 2019, the Group was
committed
to future cash outflows of $
3m (2018: $1m) relating to leases that have not yet commenced. These will be recorded as a
lease liability when the lease
d
assets are available for use by the Group.
The maturity analysis of lease liabilities
is
 disclosed in
n
ote 24.
The undiscounted future cash flows receivable from
sub-leased
properties amount to $3m
(
2018:

$
3m, 2017: $4m
)
.